Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2012	$(1)	$169	$(530)	$(362)
Other comprehensive income (loss) before reclassifications	1	(41)	203	163
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	—	36	35
Other comprehensive income (loss)	—	(41)	239	198
Balance at December 31, 2013	$(1)	$128	$(291)	$(164)

Reclassifications Out Of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2013:

Component	Reclassifications	Classification
	(Millions)
Cash flow hedges:
Energy commodity contracts	$(1)	Product sales
Total cash flow hedges	(1)

Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost	(3)	Note 9 – Employee Benefit Plans
Amortization of actuarial (gain) loss included in net periodic benefit cost	61	Note 9 – Employee Benefit Plans
Total pension and other postretirement benefits	58

Reclassifications before income tax	57
Income tax benefit	(22)	Provision (benefit) for income taxes
Reclassifications during the period	$35